As filed with the Securities and Exchange Commission on April 29, 2014

1933 Act File No. 333-93813

1940 Act File No. 811-09761

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47	☒

(Check appropriate box or boxes)

DIREXION INSURANCE TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl Rafferty Asset Management, LLC 1301 Avenue of the Americas (6th Avenue) 35th Floor New York, NY 10019	Eric S. Purple K&L Gates LLP 1601 K Street, NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On May 16, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 44 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on February 14, 2014, and pursuant to Rule 485(a)(2) would become effective on April 30, 2014.

This Post-Effective Amendment No. 46 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 16, 2014 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 46 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 46 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on April 29, 2014.

DIREXION INSURANCE TRUST

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 46 to its Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2014.

Signature	Title	Date

/s/ Lawrence C. Rafferty*	Chairman of the Board	April 29, 2014
Lawrence C. Rafferty

/s/ Gerald E. Shanley III*	Trustee	April 29, 2014
Gerald E. Shanley III

/s/ John Weisser*	Trustee	April 29, 2014
John Weisser

/s/ Daniel D. O’Neill*	Chief Executive Officer and	April 29, 2014
Daniel D. O’Neill	Chief Investment Officer

/s/ Eric W. Falkeis*	President	April 29, 2014
Eric W. Falkeis

/s/ Patrick J. Rudnick*	Principal Financial Officer	April 29, 2014
Patrick J. Rudnick	and Assistant Secretary

*By:	/s/ Angela Brickl

Attorney-In Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement filed with the SEC on September 11, 2013.